Elizabeth Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203-402-1624 Elizabeth.Gioia@prudential.com

March 3, 2026
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Initial Registration Statement on Form S-1
Pruco Life Insurance Company

Members of the Commission:
Enclosed for filing on behalf of the above-referenced Registrant is an initial Registration Statement on Form S-1.
The purpose of the S-1 filing is to register an individual contingent deferred annuity. We anticipate requesting an effective date of May 14, 2026 in our subsequent pre-effective amendment filing.
If you have any questions, please call me at (203) 402-1624.
Very truly yours,

/s/ Elizabeth Gioia
Elizabeth Gioia
Vice President, Corporate Counsel